Loans - Schedule of Loan Portfolio Segments and Classes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real estate loans:
Total loans	$ 687,189	$ 329,073
Deduct:
Deferred loan fees, net	(131)	(296)
Allowance for loan losses	(3,274)	(2,511)	$ (1,726)
Loans, net	683,784	326,266
Real Estate Mortgage Loans [Member]
Real estate loans:
Total loans	585,472	284,930
Deduct:
Allowance for loan losses	(2,473)	(1,354)	(1,409)
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member]
Real estate loans:
Total loans	155,262	68,169
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Real estate loans:
Total loans	356,788	192,568
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Real estate loans:
Total loans	51,520	17,570
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Real estate loans:
Total loans	21,902	6,623
Commercial Loans [Member]
Real estate loans:
Total loans	100,239	41,417
Deduct:
Allowance for loan losses	(469)	(583)	(308)
Consumer Loans [Member]
Real estate loans:
Total loans	1,478	2,726
Deduct:
Allowance for loan losses	$ (6)	$ (23)	$ (9)